Material Accounting Policies and Basis of Presentation (Tables)	12 Months Ended
Apr. 30, 2024
Significant Accounting Policies [Abstract]
Disclosure of principal subsidiaries of the company in consolidated financial statements [Table Text Block]
Entity	Principal activities	Country of incorporation and operation	Ownership interest as at April 30, 2024	Ownership interest as at April 30, 2023
Canam Alpine Ventures Ltd.	Holding Co	Canada	100%	100%

Minera Canam S.A. DE C.V.	Exploring evaluating mineral properties	Mexico	100%	100%

Operaciones Canam Alpine S.A. DE C.V.	Exploring evaluating mineral properties	Mexico	100%	100%

Panuco Royalty Corp. (formerly Vizsla Royalty Corp., Vizsla Copper Corp., and 1283303 B.C. Ltd.)	Royalty Company	Canada	100%	100%

Canam Royalties Mexico, S.A. de C.V.	Royalty Company	Mexico	100%	100%

Vizsla Royalties Corp.	Royalty Company	Canada	100%	N/A

Disclosure of estimated useful life or depreciation rate [Table Text Block]
Mining Equipment	30%
Office Equipment	30%
Computer Equipment	30%
Office improvements	2 years
Computer software	1 year